Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of fair value measurement of assets and liabilities [Abstract]
Fair Values of Financial Instruments Carried at Amortised Cost

	30 June 2020		31 December 2019
		Carrying		Carrying
	Fair Value	value	Fair Value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	215,327	211,156	212,007	207,498
Loans and advances to banks	2,631	2,637	2,578	2,583
Reverse repurchase agreements - non trading	23,921	23,901	23,634	23,636
Other financial assets at amortised cost	5,064	4,879	7,110	7,056
	246,943	242,573	245,329	240,773
Liabilities
Deposits by customers	186,961	186,797	179,136	179,006
Deposits by banks	18,006	17,995	14,369	14,359
Repurchase agreements - non trading	20,773	20,786	18,292	18,286
Debt securities in issue	51,434	50,252	51,736	50,171
Subordinated liabilities	3,707	3,257	4,220	3,528
	280,881	279,087	267,753	265,350

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2020 and 31 December 2019, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2020				31 December 2019
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	4,144	2	4,146	—	2,319	6	2,325	A
	Interest rate contracts	—	2,636	13	2,649	—	1,951	9	1,960	A & C
	Equity and credit contracts	—	112	50	162	—	223	69	292	B & D
	Netting	—	(1,666)	—	(1,666)	—	(1,214)	—	(1,214)
		—	5,226	65	5,291	—	3,279	84	3,363
Other financial assets at FVTPL	Loans and advances to customers	—	504	103	607	—	448	92	540	A
	Debt securities	—	4	121	125	2	2	294	298	A, B & D
	Equity securities	15	—	119	134	16	—	119	135	B
		15	508	343	866	18	450	505	973
Financial assets at FVOCI	Debt securities	9,855	453	—	10,308	9,209	482	—	9,691	D
	Loans and advances to customers	—	—	30	30	—	—	56	56	D
		9,855	453	30	10,338	9,209	482	56	9,747
Total assets at fair value		9,870	6,187	438	16,495	9,227	4,211	645	14,083

Liabilities
Derivative financial instruments	Exchange rate contracts	—	510	—	510	—	659	4	663	A
	Interest rate contracts	—	2,788	2	2,790	—	2,087	2	2,089	A & C
	Equity and credit contracts	—	85	28	113	—	142	29	171	B & D
	Netting	—	(1,666)	—	(1,666)	—	(1,214)	—	(1,214)
		—	1,717	30	1,747	—	1,674	35	1,709
Other financial liabilities at FVTPL	Debt securities in issue	—	1,189	6	1,195	—	1,099	6	1,105	A
	Structured deposits	—	415	—	415	—	406	29	435	A
	Collateral and associated financial guarantees	—	—	10	10	—	147	26	173	D
		—	1,604	16	1,620	—	1,652	61	1,713
Total liabilities at fair value		—	3,321	46	3,367	—	3,326	96	3,422

Summary of Fair Value Adjustment
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied. The magnitude and types of fair value adjustment are listed in the following table:

	30 June 2020	31 December 2019
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(17)	(12)
- Uncertainty	48	37
- Credit risk adjustment	9	6
- Funding fair value adjustment	9	6
	49	37
Model-related	1	—
Day One profit	1	—
	51	37

Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in H120 and H119:

				Assets			Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	84	505	56	645	(35)	(61)	(96)
Total (losses)/gains recognised in profit or loss:
- Fair value movements	(2)	(10)	1	(11)	(1)	15	14
- Foreign exchange and other movements	—	6	—	6	—	2	2
Transfers out	—	—	—	—	—	28	28
Netting(1)	—	(37)	—	(37)	—	—	—
Additions	—	—	—	—	—	(1)	(1)
Sales	—	(11)	(19)	(30)	—	—	—
Settlements	(17)	(110)	(8)	(135)	6	1	7
At 30 June 2020	65	343	30	438	(30)	(16)	(46)

(Losses)/gains recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(2)	(4)	1	(5)	(1)	17	16

At 1 January 2019	115	1,055	73	1,243	(70)	(49)	(119)
Total gains/(losses) recognised in profit or loss:
- Fair value movements	3	32	—	35	(1)	(5)	(6)
- Foreign exchange and other movements	—	3	—	3	—	(3)	(3)
Transfers in	—	11	—	11	—	—	—
Netting(1)	—	(254)	—	(254)	—	—	—
Additions	3	188	—	191	—	(2)	(2)
Settlements	(15)	(269)	(4)	(288)	31	2	33
At 30 June 2019	106	766	69	941	(40)	(57)	(97)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	3	35	—	38	(1)	(8)	(9)
1.This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19 in the 2019 Annual Report.